Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT FUNDS INC
Prospectus Date	rr_ProspectusDate	Oct. 05, 2018
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

Prospectus dated February 28, 2018

Prospectus dated April 30, 2018

Prospectus dated June 20, 2018

Prospectus dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen High Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Large Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Mid Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Mid Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

Prospectus dated June 20, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated April 30, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated July 31, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Short Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Small Cap Growth Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Small Cap Select Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated October 31, 2017

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated February 28, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated April 30, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.

Nuveen Real Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	nifi_SupplementTextBlock
NUVEEN MUTUAL FUNDS
SUPPLEMENT DATED OCTOBER 5, 2018
TO PROSPECTUSES AND SUMMARY PROSPECTUSES

Nuveen Investment Funds, Inc.

Prospectus dated April 30, 2018

All references to Class T shares in each prospectus and summary prospectus are hereby deleted.